Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Liabilities and Assets	Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:
	December 31,
	2023	2022

Deferred tax assets:
Carryforward tax losses	$13,733	$9,494
Share-based compensation expenses	2,697	1,853
Research and development carryforward expenses	3,329	3,605
Allowance and other reserves	7,812	6,672
Operating lease liabilities	3,340	2,622

Total gross deferred tax assets	30,911	24,246

Less, Valuation Allowance	(26,326)	(19,735)

Total deferred tax assets	4,585	4,511

Deferred tax liabilities:
Operating lease ROU assets	(3,184)	(2,690)
Intangible assets	(1,253)	(1,539)
Others	(148)	(826)

Total gross deferred tax liabilities	(4,585)	(5,055)

Net deferred tax assets (liabilities)	$-	$(544)

Schedule of Income (Loss) Before Income Taxes	Income (loss) before income taxes is comprised as follows:
	Year Ended December 31,
	2023	2022	2021

Domestic	$(62,734)	$(58,085)	$10,334
Foreign	(647)	1,585	5,058

Income (loss) before income taxes	$(63,381)	$(56,500)	$15,392

Schedule of Taxes on Income (Tax Benefits)	Taxes on income (tax benefits) are comprised as follows:
	Year Ended December 31,
	2023	2022	2021

Current taxes	$1,463	$12,619	$(550)
Deferred taxes	(493)	9,946	415

	$970	$22,565	$(135)

Domestic	$(16)	$20,400	$322
Foreign	986	2,165	(457)

	$970	$22,565	$(135)
	Year Ended December 31,
	2023	2022	2021
Domestic taxes:

Current taxes	$174	$11,119	$(1,171)
Deferred taxes	(190)	9,281	1,493

	(16)	20,400	322

Foreign taxes:

Current taxes	1,289	1,500	621
Deferred taxes	(303)	665	(1,078)

	986	2,165	(457)

Taxes on income	$970	$22,565	$(135)

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:
	December 31,
	2023	2022

Beginning of year	$394	$1,034
Additions related to tax positions taken during current year	174	312
Reduction related to settlements of tax matters	-	-
Reductions for tax positions of prior years	-	(952)

Balance at December 31(*)	$568	$394
(*)	As of December 31, 2023, and 2022, unrecognized tax benefits in an amount of $256 and $130, respectively, were presented as a reduction from deferred taxes.

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:
	Year Ended December 31,
	2023	2022	2021

Income (loss) before taxes, as reported in the consolidated statements of operations	$(63,381)	$(56,500)	$15,392

Theoretical tax expense (benefit) at the Israeli statutory tax rate	(14,578)	(12,995)	3,540
Beneficiary enterprise expenses (benefit)	9,724	9,003	(560)
Tax adjustment in respect of different tax rate of foreign subsidiaries	225	639	309
Non-deductible expenses and other permanent differences	143	(289)	(1,808)
Share based compensation	1,004	541	355
Increase (decrease) in other uncertain tax positions, net	174	(639)	(2,037)
Taxes related to prior years (see also note 15b)	(61)	11,471	-
Losses and timing differences for which valuation allowance was provided	4,819	15,727	-
Others	(480)	(893)	66

Actual tax expense (benefit)	$970	$22,565	$(135)